Shareholders' Equity	12 Months Ended
Jun. 30, 2020
Equity [Abstract]
Shareholders' equity

Note 12 – Shareholders' equity

Sale of Ordinary Shares

In May 2018, the Company sold 300,000 ordinary shares at $2.00 per share to certain unrelated third-party individuals. The issuances were completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

In July 2018, the Company sold 45,977 ordinary shares at $6.525 per share for total proceeds of $300,000 to certain third-party individuals. The issuances were completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

In August 2018, the Company sold 50,000 ordinary shares at $3.00 per share for total proceeds of $150,000 to a third-party individual. The issuance was completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

In May 2019, the Company sold 200,000 ordinary shares at $2.50 per share for total proceeds of $500,000 to a third-party individual. The issuance was completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

In January 2020, the Company sold 2,000,000 ordinary shares at $1.00 per share for total proceeds of $2.0 million to a third-party. The issuance was completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

In March 2020, the Company sold 2,727,274 ordinary shares at $0.55 per share for total proceeds of approximately $1.3 million, net of offering cost of approximately $0.2 million to certain institutional investors. The issuance was completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

In May 2020, the Company sold 2,600,000 ordinary shares at $0.55 per share for total proceeds of approximately $1.2 million, net of offering cost of approximately $0.2 million to certain institutional investors. The issuance was completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

Restricted Stock Grants

Restricted stock grants are measured based on the market price on the grant date. The Company has granted restricted ordinary shares to the members of the board of directors (the "Board"), senior management and consultants.

In August 2016, the Board granted an aggregate of 106,859 restricted ordinary shares, which was issued with a fair value of $308,823 to a consultant under the 2009 Plan. These shares were to vest in two tranches upon achieving certain performance-based milestones. On January 15, 2018, 50,000 shares vested on the first tranche and 56,859 shares were forfeited and cancelled on the second tranche during the year ended June 30, 2018.

In January 2018, the Board granted an aggregate of 56,859 restricted ordinary shares, which were issued with a fair value of $244,494 to one employee under the 2009 Plan. These shares vested immediately upon grant.

In March 2019, the Board granted an aggregate of 720,000 restricted ordinary shares, which were issued with a fair value of $1,850,400 to the CFO and former CEO/current Vice President of Technology. These shares will vest over the required service period of three years starting from March 28, 2019. In July 2019, the first batch of 240,000 restricted ordinary shares were issued to them. In June 2020, the second batch of 240,000 restricted ordinary shares were issued to them.

In May 2020, the Board granted 180,000 restricted ordinary shares, which were issued with a fair value of $84,600 to the former CEO/current Vice President of Technology. These shares will vest over the required service period of one year starting from April 1, 2020.

For the years ended June 30, 2020, 2019 and 2018, the Company recognized $0.6 million, $1.3 million and $1.2 compensation expense related to restricted stock grants, respectively.

Following is a summary of the restricted stock grants:

Restricted stock grants	Shares	Weighted Average Grant Date Fair Value Per Share	Aggregate Intrinsic Value
Unvested as of June 30, 2018	-	$-	$-
Granted	720,000	$2.57	-
Vested	(60,000)	$2.57	-
Unvested as of June 30, 2019	660,000	$2.57	-
Granted	180,000	0.47	-
Vested	(285,000)	$2.24	-
Unvested as of June 30, 2020	555,000	$2.06	$471,750

Ordinary Shares Issued for Compensation

In April 2018, the Board granted an aggregate of 200,000 ordinary shares, which were issued with a fair value of $410,000, determined using the closing price of $2.05 on April 3, 2018, to two employees under the 2009 Plan.

In May 2018, the Board granted an aggregate of 218,336 ordinary shares, which were issued with a fair value of $589,507, determined using the closing price of $2.70 on May 21, 2018, to five employees under the 2009 Plan.

In April 2019, the Board granted an aggregate of 550,000 ordinary shares, which were issued with a fair value of $1,320,000, determined using the closing price of $2.40 on May 28, 2018, to three employees under the 2018 Plan. The 2018 Plan was authorized to issue 550,000 shares of the Company's common shares. There are no remaining shares available to be issued under 2018 Plan.

Ordinary Shares Issued for Services

In June 2018, the Board granted an aggregate of 500,000 ordinary shares with a fair value of $2,825,000, determined using the closing price of $5.65 on June 28, 2018, to two service providers. These shares were issued in July 2018 and are being amortized over the service period of one year starting from July 1, 2018. Amortization of deferred stock compensation for the year ended June 30, 2019 was $2,825,000.

In May 2019, the Board granted an aggregate of 600,000 ordinary shares with a fair value of $1,758,000, determined using the closing price of $2.93 on May 8, 2019, to three service providers. The value of these shares are being amortized over the service period of one year starting from May 15, 2019.

In July 2019, the Board granted an aggregate of 400,000 ordinary shares with a fair value of $1,400,000, determined using the closing price of $3.5 on July 19, 2019, to two service providers. The value of these shares are being amortized over the service period of one year starting from July 1, 2019.

For the years ended June 30, 2020, 2019 and 2018, the Company amortized approximately $2.8 million, $3.3 million and $0.1 million, respectively.

Ordinary Shares Issued for Debt Repayment

In April 2018, the Board granted an aggregate of 985,889 restricted ordinary shares, with a fair value of $2,021,073, determined using the closing price of $2.05 on April 3, 2018, to Mr. Xianfu Han, the former CEO of the Company, to repay the debt the Company owed to him.

In April 2018, the Board granted an aggregate of 896,766 restricted ordinary shares, with a fair value of $1,838,370, determined using the closing price of $2.05 on April 3, 2018, to Mr. Weili He, the former CFO of the Company's, to repay the debt the Company owes to him.

In January 2020, Hou Sing entered into certain loan assignment agreements with Ms. Na Wang and Ms. Wei Zhang, employees of the Company who previously loaned money to Xin Ao in the aggregate amount of RMB29,429,627 (approximately $4.3 million) and delivered the full payment to the two employees. In March 2020, the Company issued an aggregate of 2,769,105 ordinary shares of the Company to Hou Sing.

In January 2020, the Board approved the conversion of debt in the aggregate amount of $976,255 that Xin Ao owed to Mr. Xianfu Han, the former Chief Executive Officer of the Company, Ms. Weili He, the former Chief Financial Officer of the Company, and Ms. Wei Zhang, an employee of the Company, at a per share conversion price of $1.54. In March 2020, the Company issued an aggregate of 633,932 ordinary shares of the Company to Mr. Xianfu Han, Ms. Weili He and Ms. Wei Zhang.

In April 2020, the Company issued 276,290 ordinary shares to Hou Sing, the Company's shareholder, to repay the debt owed to him.

Ordinary Shares Issued for Acquisitions

In February 2020, the Company issued 1,989,262 ordinary shares to the shareholders of Sunway Kids and the ordinary shares issued valued using the closing price of the Company's ordinary shares on February 14, 2020 at $0.95 per share. See Note 3 – Business Combinations.

In June 2020, the Company issued 4,633,333 ordinary shares of the shareholders of Color China and the ordinary shares issued valued using the closing price of the Company's ordinary shares on June 3, 2020 at $0.4238 per share. See Note 3 – Business Combinations.

Warrants

In a connection with the direct offering in March 2020 with the sales of 2,727,274 ordinary shares, the Company also sold warrants ("Direct Offering Warrants") to purchase an aggregate of up to an aggregate of 2,727,274 ordinary shares to certain institutional investors on April 2, 2020. The warrants are exercisable immediately, at an exercise price of $0.55 per Ordinary Share and expire 5.5 years from the date of issuance. The fair value of this Direct Offering Warrants was $916,334, which was considered a direct cost of the direct offering and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions: market value of underlying share of $0.41, risk free rate of 0.43%; expected term of 5.5 years; exercise price of the warrants of $0.55, volatility of 120%; and expected future dividends of 0%. In June 2020, the exercise price of the warrants was amended and changed to $0.04 per Ordinary Share as a result of the May 13, 2020 direct offering.

In a connection with the private placement in May 2020 for the sale of 2,600,000 ordinary shares, the Company also sold warrants ("Direct Offering Warrants") to purchase an aggregate of up to an aggregate of 2,600,000 ordinary shares to certain institutional investors on May 11, 2020. The warrants are exercisable immediately, at an exercise price of $0.55 per Ordinary Share and expire 5.5 years from the date of issuance. The fair value of this Direct Offering Warrants was $860,826, which was considered a direct cost of the direct offering and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions: market value of underlying share of $0.40, risk free rate of 0.36%; expected term of 5.5 years; exercise price of the warrants of $0.55, volatility of 123%; and expected future dividends of 0%. In August 2020, the exercise price of the warrants was amended and changed to $0.185 per Ordinary Share as a result of the July 20, 2020 direct offering.

The summary of warrant activity is as follows:

	Warrants Outstanding	Weighted Average Exercise Price	Average Remaining Contractual Life
June 30, 2019	-	$-	-
Granted	5,327,274	$0.55	5.50
Forfeited	-	$-	-
Exercised	-	$-	-
June 30, 2020	5,327,274	$0.29	5.31